Notes Payable (Narrative) (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Total Notes payable	$ 13,544	81,990	38,299
Deposits at SPD Bank	$ 6,772	40,998